Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 46,051	$ 31,392
Cash equivalents	1,398	76
Cash and cash equivalents	$ 47,449	$ 31,468	$ 126,910